Restructuring Plan (Details) - USD ($) $ in Millions		3 Months Ended	6 Months Ended
	Jun. 02, 2020	Jun. 30, 2020	Jun. 30, 2020
Restructuring Cost and Reserve [Line Items]
Percentage of employees reduced	10.00%	10.00%
Restructuring charges			$ 0.5
Employee Related Charges [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges		$ 5.2
Restructuring charges paid		0.6
Other Related Charges [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring charges		$ 3.6